COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases

The Company has long-term leases for its offices under cancelable operating leases from August 1, 2013 through July 31, 2016. At March 31, 2014, future minimum contractual obligations were as follows:

	Facilities	Equipment

Year ending March 31, 2016	$56,333	$10,436
Year ending March 31, 2017	94,293	10,436
Year ending March 31, 2018	87,648	4,348
Year ending March 31, 2018	42,000	-

Total Minimum Lease Payments:	$280,274	$25,220

On October 3, 2014, the Company entered into a 3 -year sub-lease agreement requiring a monthly payment of $5,000 for office space in Scottsdale, Arizona, with a basic monthly lease increase to $6,000 per month in second year of the lease and to $7,000 per month in the third year of the lease. The Company shall have the option to extend this lease for one (1) additional three (3) year term for increased monthly rent.

On August 1, 2013 the Company entered into a 3 -year sub-lease agreement requiring a monthly payment of $2,085 for office space in Scottsdale, Arizona, with a basic monthly lease increase of 8% and 7% on each anniversary date. The Company or the landlord can cancel the lease with 30 days’ notice. The sub-lessor is an entity owned by the Company’s Chief Executive Officer and President.

On August 2, 2013 the Company entered into a 4 -year lease agreement for certain office equipment requiring a monthly payment of $870.